Segment Information - Schedule of Operating Segments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	R$ 167,780	R$ 168,050	R$ 154,971
Interest margin	112,724	103,848	97,712
Commissions and Banking Fees	46,997	47,071	45,731
Income from insurance and private pension operations before claim and selling expenses	8,731	6,982	6,613
Other income / (expenses)	(672)
Other revenues		10,149	4,915
Cost of Credit	(28,833)	(32,311)	(30,445)
Operating margin	138,947	135,739	124,526
Other operating income / (expenses)	(88,697)	(88,183)	(84,826)
Non-interest expenses	(79,176)	(79,416)	(75,759)
Tax expenses for ISS, PIS and COFINS and Other	(10,938)	(9,814)	(9,987)
Share of profit or (loss) in associates and joint ventures	1,417	1,047	920
Income before income tax and social contribution	50,250	47,556	39,700
Income tax and social contribution	(4,401)	(5,428)	(5,823)
Non-controlling interests	(992)	(1,043)	(772)
Net income	44,857	41,085	33,105
Total assets	3,066,169	2,854,475	2,543,100
Total liabilities	2,851,093	2,633,191	2,344,050
Investments in associates and joint ventures	10,840	10,074	9,293
Fixed assets, net	12,635	13,263	9,135
Goodwill and Intangible assets, net	24,099	23,997	23,364
Retail Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	112,204	101,057	96,595
Interest margin	70,383	61,956	59,099
Commissions and Banking Fees	29,798	28,559	28,016
Income from insurance and private pension operations before claim and selling expenses	12,023	10,542	9,480
Cost of Credit	(31,616)	(29,819)	(32,139)
Claims	(1,624)	1,589	(1,487)
Operating margin	78,964	69,649	62,969
Other operating income / (expenses)	(51,604)	(48,552)	(45,560)
Non-interest expenses	(44,462)	(41,946)	(39,085)
Tax expenses for ISS, PIS and COFINS and Other	(7,142)	(6,606)	(6,475)
Income before income tax and social contribution	27,360	21,097	17,409
Income tax and social contribution	(7,701)	(5,482)	(4,232)
Non-controlling interests	(529)	(491)	(78)
Net income	19,130	15,124	13,099
Total assets	1,896,887	1,842,885	1,677,189
Total liabilities	1,820,419	1,774,738	1,610,852
Investments in associates and joint ventures	2,669	2,343	2,156
Fixed assets, net	7,724	7,490	7,333
Goodwill and Intangible assets, net	8,322	8,808	9,419
Wholesale Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	62,620	58,014	54,631
Interest margin	45,248	41,259	39,980
Commissions and Banking Fees	16,639	16,176	14,274
Income from insurance and private pension operations before claim and selling expenses	733	579	377
Cost of Credit	(4,994)	(4,675)	(4,803)
Claims	(34)	26	(22)
Operating margin	57,592	53,313	49,806
Other operating income / (expenses)	(23,175)	(21,248)	(20,373)
Non-interest expenses	(20,278)	(18,438)	(17,722)
Tax expenses for ISS, PIS and COFINS and Other	(2,897)	(2,810)	(2,651)
Income before income tax and social contribution	34,417	32,065	29,433
Income tax and social contribution	(10,652)	(10,502)	(9,022)
Non-controlling interests	(759)	(650)	(655)
Net income	23,006	20,913	19,756
Total assets	1,464,874	1,418,456	1,228,153
Total liabilities	1,374,833	1,333,954	1,150,141
Fixed assets, net	1,871	1,590	1,690
Goodwill and Intangible assets, net	10,037	9,383	8,338
Activities with the Market + Corporation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	9,569	9,887	5,572
Interest margin	8,778	9,232	5,019
Commissions and Banking Fees	454	375	309
Income from insurance and private pension operations before claim and selling expenses	337	280	244
Operating margin	9,569	9,887	5,572
Other operating income / (expenses)	(2,777)	(2,541)	(1,864)
Non-interest expenses	(2,045)	(1,755)	(1,360)
Tax expenses for ISS, PIS and COFINS and Other	(732)	(786)	(504)
Income before income tax and social contribution	6,792	7,346	3,708
Income tax and social contribution	(2,043)	(1,879)	(935)
Non-controlling interests	(55)	(101)	(10)
Net income	4,694	5,366	2,763
Total assets	101,085	243,230	195,290
Total liabilities	61,964	185,422	150,705
Investments in associates and joint ventures	6,280	6,214	5,946
ITAÚ UNIBANCO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	184,393	168,958	156,798
Interest margin	124,409	112,447	104,098
Commissions and Banking Fees	46,891	45,110	42,599
Income from insurance and private pension operations before claim and selling expenses	13,093	11,401	10,101
Cost of Credit	(36,610)	(34,494)	(36,942)
Claims	(1,658)	1,615	(1,509)
Operating margin	146,125	132,849	118,347
Other operating income / (expenses)	(77,556)	(72,341)	(67,797)
Non-interest expenses	(66,785)	(62,139)	(58,167)
Tax expenses for ISS, PIS and COFINS and Other	(10,771)	(10,202)	(9,630)
Income before income tax and social contribution	68,569	60,508	50,550
Income tax and social contribution	(20,396)	(17,863)	(14,189)
Non-controlling interests	(1,343)	(1,242)	(743)
Net income	46,830	41,403	35,618
Total assets	3,096,277	3,048,537	2,696,522
Total liabilities	2,890,647	2,838,080	2,507,587
Investments in associates and joint ventures	8,949	8,557	8,102
Fixed assets, net	9,595	9,080	9,023
Goodwill and Intangible assets, net	18,359	18,191	17,757
Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	(16,613)	(908)	(1,827)
Interest margin	(11,685)	(8,599)	(6,386)
Commissions and Banking Fees	106	1,961	3,132
Income from insurance and private pension operations before claim and selling expenses	(4,362)	(4,419)	(3,488)
Other income / (expenses)	(672)
Other revenues		10,149	4,915
Cost of Credit	7,777	2,183	6,497
Claims	1,658	1,615	1,509
Operating margin	(7,178)	2,890	6,179
Other operating income / (expenses)	(11,141)	(15,842)	(17,029)
Non-interest expenses	(12,391)	(17,277)	(17,592)
Tax expenses for ISS, PIS and COFINS and Other	(167)	388	(357)
Share of profit or (loss) in associates and joint ventures	1,417	1,047	920
Income before income tax and social contribution	(18,319)	(12,952)	(10,850)
Income tax and social contribution	15,995	12,435	8,366
Non-controlling interests	351	199	(29)
Net income	(1,973)	(318)	(2,513)
Total assets	(30,108)	(194,062)	(153,422)
Total liabilities	(39,554)	(204,889)	(163,537)
Investments in associates and joint ventures	1,891	1,517	1,191
Fixed assets, net	3,040	4,183	112
Goodwill and Intangible assets, net	R$ 5,740	R$ 5,806	R$ 5,607